Business Combinations (Details 3)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($) shares
Disclosure of detailed information about business combination [line items]
Deferred payment, present value of final $22.5 million cash payable May 2019	$ 7,817,778	$ 22,226,565
Verdelite Sciences Inc [Member]
Disclosure of detailed information about business combination [line items]
Cash		22,500,000
Deferred payment, present value of final $22.5 million cash payable May 2019		22,009,404
Portion specified as purchase of shareholder loans		(3,933,591)
9,911,894 Common Shares		45,000,000
Transaction costs		153,967
Total purchase price		85,729,780
Cash		19,906
Amounts receivable		100,304
Prepaid expenses
Property and equipment		6,311,123
Intangible assets		86,103,549
Total assets		92,534,882
Accounts payable and accrued liabilities		(285,067)
Current portion of long-term debt		(2,586,444)
Shareholder loans		(3,933,591)
Total liabilities		(6,805,102)
Net assets acquired		$ 85,729,780
Number of share issued in acquisition | shares		9,911,894